UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	12-Nov-02

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	681,035

List of Other Included Managers:	NONE
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							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/		SH/      PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT		PRN    CALL	DSCRETN	MANAGERS	SOLE	SHARED		NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	12,080		10,504,758	SH	SOLE	NONE	10,188,737		0	316,021
AMERICAN INTL GROUP INC	COM		026874 10 7	40,345		     737,572	SH	SOLE	NONE	     648,640		0	  88,932
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	32,748		  3,425,548	SH	SOLE	NONE	  3,129,733		0	295,815
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	  1,109		                15	SH	SOLE	NONE	               15		0	            0
BEST BUY INC		COM		086516 10 1	25,996		  1,165,210	SH	SOLE	NONE	  1,051,515		0	113,695
CARDINAL HEALTH INC		COM		14149Y 10 8	47,749		     767,676	SH	SOLE	NONE	     685,576		0	  82,100
CONCORD EFS INC		COM		206197 10 5	34,002		  2,141,166	SH	SOLE	NONE	  1,862,466		0	278,700
DELL COMPUTER CORP		COM		247025 10 9	45,104		  1,918,497	SH	SOLE	NONE	  1,733,529		0	184,968
DISNEY WALT CO		COM DISNEY		254687 10 6	33,605		  2,219,646	SH	SOLE	NONE	  2,046,063		0	173,583
FEDERAL HOME LN MTG CORP	COM		313400 30 1	44,261		     791,797	SH	SOLE	NONE	      702,357		0	  89,440
FEDERAL NATL MTG ASSN	COM		313586 10 9	     260		         4,375	SH	SOLE	NONE	          4,375		0	            0
FISERV INC		COM		337738 10 8	39,804		  1,417,535	SH	SOLE	NONE	  1,237,320		0	180,215
HOME DEPOT INC		COM		437076 10 2	32,757		  1,255,071	SH	SOLE	NONE	  1,116,944		0	138,127
INTERPUBLIC GROUP COS INC	COM		460690 10 0	29,906		  1,886,819	SH	SOLE	NONE	  1,717,084		0	169,735
INTUIT			COM		461202 10 3	51,762		  1,136,874	SH	SOLE	NONE	  1,020,510		0	116,364
JDS UNIPHASE CORP		COM		46612J 10 1	13,271		  6,812,637	SH	SOLE	NONE	  6,666,232		0	146,405
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	42,279		  2,067,418	SH	SOLE	NONE	  1,851,600		0	215,818
PEPSICO INC		COM		713448 10 8	14,109		     381,853	SH	SOLE	NONE	     282,057		0	  99,796
QUANTA SVCS INC		COM		74762E 10 2	  4,324		  2,078,920	SH	SOLE	NONE	  1,899,705		0	179,215
ROYAL DUTCH PETE CO		NY REG EUR .56	780257 80 4	     536		        13,345	SH	SOLE	NONE	          4,070		0	     9,275
SBC COMMUNICATIONS INC	COM		78387G 10 3	     370		        18,431	SH	SOLE	NONE	          7,733		0	  10,698
TARGET CORP		COM		87612E 10 6	42,318		  1,433,534	SH	SOLE	NONE	  1,270,034		0	163,500
WALGREEN CO		COM		931422 10 9	44,835		  1,457,589	SH	SOLE	NONE	  1,281,014		0	176,575
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	47,505		     901,598	SH	SOLE	NONE	     797,258		0	104,340
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